Subordinated indebtedness - Additional Information (Detail) $ in Billions	Jan. 26, 2021 CAD ($)
Disclosure Of Subordinated Indebtedness [Line Items]
Debentures principal amount	$ 1.0
Interest rate	3.42%
Debt instrument variable interest rate spread	100.00%
Borrowings maturity	January 26, 2026
Debentures terms of interest payment	the Debentures were redeemed at 100% of their principal amount